Financial Risk Management - Summary of Cash Flows of Derivatives Held for Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	₩ 82,130	₩ 116,967
Cash flow to be received of gross-settled derivatives	4,940,399	3,176,607
Cash flow to be paid of gross-settled derivatives	(5,745,168)	(3,889,211)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	1,402	1,605
Cash flow to be received of gross-settled derivatives	146,467	35,052
Cash flow to be paid of gross-settled derivatives	(192,685)	(35,871)
1-3 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	6,654	9,596
Cash flow to be received of gross-settled derivatives	168,634	86,391
Cash flow to be paid of gross-settled derivatives	(272,362)	(92,640)
3-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	22,907	28,260
Cash flow to be received of gross-settled derivatives	1,477,861	331,383
Cash flow to be paid of gross-settled derivatives	(1,616,687)	(488,194)
1-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	51,167	76,704
Cash flow to be received of gross-settled derivatives	3,147,437	2,723,781
Cash flow to be paid of gross-settled derivatives	(3,663,434)	(3,272,506)
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	0	802
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0